PROPERTY, PLANT AND EQUIPMENT (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning	€ 333
Additions	860
Derecognitions	(373)
Property plant and equipment, ending	443
Accumulated depriciation Property plant and equipment, beginning	(315)	€ (204)
Accumulated depriciation Property plant and equipment Additions	(65)	(111)
Property plant and equipment Carrying amount Derecognitions
Accumulated depriciation Property plant and equipment, ending	(380)	(315)
Property plant and equipment Carrying amount, beginning	333	200
Property plant and equipment Carrying amount Additions	110	133
Property plant and equipment Carrying amount, ending	443	333
Machinery And Equipments [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning	638	394
Additions	168	244
Derecognitions
Property plant and equipment, ending	806	638
Accumulated depriciation Property plant and equipment, beginning	(311)	(200)
Accumulated depriciation Property plant and equipment Additions	(54)	(111)
Property plant and equipment Carrying amount Derecognitions
Accumulated depriciation Property plant and equipment, ending	(365)	(311)
Other Fixtures Fittings And Tools [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning	10	10
Additions	7
Derecognitions
Property plant and equipment, ending	17	10
Accumulated depriciation Property plant and equipment, beginning	(4)	(4)
Accumulated depriciation Property plant and equipment Additions	(11)
Property plant and equipment Carrying amount Derecognitions
Accumulated depriciation Property plant and equipment, ending	(15)	(4)
Total Property Plant And Equipment [Member]
IfrsStatementLineItems [Line Items]
Property plant and equipment, beginning	648	404
Additions	175	244
Derecognitions
Property plant and equipment, ending	€ 823	€ 648